Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill Activity	The following table presents goodwill activity (in thousands):

December 31, 2020	$249,773
Goodwill acquired	776,147
Foreign currency translation	(28,259)

September 30, 2021	$997,661

The following table presents goodwill activity (in thousands):

December 31, 2018	$98,645
Goodwill acquired	38,515
Foreign currency translation	(39)
December 31, 2019	$137,121
Goodwill acquired	112,356
Foreign currency translation	296

December 31, 2020	$249,773

Summary of Intangible Assets Acquired Net
Intangible assets, net consisted of the following (in thousands):

	Weighted- Average Remaining Useful Life (Years)	As of December 31, 2020			As of September 30, 2021
		Gross Carrying Value	Accumulated Amortization	Net Book Value	Gross Carrying Value	Accumulated Amortization	Net Book Value
Long-lived intangible assets:
Apps	4.9	$1,222,417	$(232,832)	$989,585	$1,905,750	$(439,885)	$1,465,865
Customer Relationships	11.6	—	—	—	149,389	(5,533)	143,856
User base	4.5	68,817	(17,617)	51,200	68,817	(24,931)	43,886
License asset	0.2	28,551	(10,918)	17,633	28,551	(24,107)	4,444
Developed technology	5.4	14,946	(8,489)	6,457	89,532	(17,645)	71,887
Other	6.3	23,321	(1,864)	21,457	33,868	(5,010)	28,858

Total long-lived intangible assets		1,358,052	(271,720)	1,086,332	2,275,907	(517,111)	1,758,796

Short-lived intangible assets:
Apps	0.4	29,869	(25,599)	4,270	38,779	(36,886)	1,893

Total intangible assets		$1,387,921	$(297,319)	$1,090,602	$2,314,686	$(553,997)	$1,760,689

Acquired intangible assets, net consisted of the following (in thousands):

	Weighted- Average Remaining Useful Life (Years)	As of December 31, 2019			As of December 31, 2020
		Gross Carrying Value	Accumulated Amortization	Net Book Value	Gross Carrying Value	Accumulated Amortization	Net Book Value
Long-lived intangible assets:
Apps	4.3	$433,805	$(65,838)	$367,967	$1,222,417	$(232,832)	$989,585
User base	5.3	68,817	(7,638)	61,179	68,817	(17,617)	51,200
License asset	0.8	—	—	—	28,551	(10,918)	17,633
Developed technology	1.4	14,356	(3,224)	11,132	14,946	(8,489)	6,457
Other	7.5	804	(177)	627	23,321	(1,864)	21,457

Total long-lived intangible assets		517,782	(76,877)	440,905	1,358,052	(271,720)	1,086,332

Short-lived intangible assets:
Apps	0.5	15,511	(13,086)	2,425	29,869	(25,599)	4,270

Total intangible assets		$533,293	$(89,963)	$443,330	$1,387,921	$(297,319)	$1,090,602

Summary of Finite-Lived Intangible Assets, Amortization Expense
The Company recorded amortization expenses related to acquired intangible assets as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Cost of revenue	$65,535	$96,059	$137,673	$273,444
Sales and marketing	3,050	6,765	8,470	16,008

Total	$68,585	$102,824	$146,143	$289,452

The Company recorded amortization expenses related to acquired intangible assets as follows (in thousands):

	Year Ended December 31,
	2018	2019	2020
Cost of revenue	$7,932	$74,787	$228,339
Sales and marketing	495	7,641	11,587

Total	$8,427	$82,428	$239,926

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of December 31, 2020, the expected future amortization expense related to acquired intangible assets is estimated as follows (in thousands):

2021	$270,818
2022	246,333
2023	244,396
2024	244,396
2025	75,036
Thereafter	9,623

Total	$1,090,602